Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
14. COMMITMENTS AND CONTINGENCIES
Commitments
Real Estate Under Development
The Company is committed to completing our real estate projects under development. As of December 31, 2010, the Company had four wholly owned properties under development with estimated costs of $338.9 million of which $97.9 million was incurred to date.
Ground and Other Leases
UDR owns five communities which are subject to ground leases expiring between 2019 and 2072. In addition, UDR is party to various operating leases related to office space rented by the Company with expiration dates though 2016. The leases are accounted for in accordance with FASB ASC 840, Leases. Future minimum lease payments as of December 31, 2010 are as follows (dollars in thousands):

	Ground	Office
	Leases (a)	Space

2011	$4,557	$671
2012	4,557	423
2013	4,557	441
2014	4,557	460
2015	4,557	479
Thereafter	294,866	50

	$317,651	$2,524

(a)
For purposes of our ground lease contracts, the Company uses the minimum lease payment, if stated in the agreement. For ground lease agreements where there is a reset provision based on the communities appraised value or consumer price index but does not included a specified minimum lease payment, the Company uses the current rent over the remainder of the lease term.

UDR incurred $4.8 million, $5.0 million, and $4.1 million of ground rent expense for the years ended December 31, 2010, 2009, and 2008, respectively. The Company incurred $1.1 million, $2.0 million, and $1.4 million of rent expense related to office space for the years ended December 31, 2010, 2009, and 2008, respectively.
Contingencies
Litigation and Legal Matters
UDR is subject to various legal proceedings and claims arising in the ordinary course of business. UDR cannot determine the ultimate liability with respect to such legal proceedings and claims at this time. UDR believes that such liability, to the extent not provided for through insurance or otherwise, will not have a material adverse effect on our financial condition, results of operations or cash flow.